POST-RETIREMENT BENEFITS - Schedule of Post Retirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Past service cost, defined benefit plans	$ 39.3	$ 34.4
Post-employment health care benefit plans in Brazil
Disclosure of defined benefit plans [line items]
Past service cost, defined benefit plans	36.5	31.6
Other post-employment benefit plans offered abroad
Disclosure of defined benefit plans [line items]
Past service cost, defined benefit plans	$ 2.8	$ 2.8